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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3615

Madison Mosaic Equity Trust
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI  53711
(Address of principal executive offices)(Zip code)

W. Richard Mason
Madison/Mosaic Legal and Compliance Department
8777 N. Gainey Center Drive, Suite 220
Scottsdale, AZ  85258
(Name and address of agent for service)

Registrant's telephone number, including area code:  608-274-0300

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1.  Schedule of Investments.

Madison Mosaic Equity Trust -- Mid-Cap Fund

Portfolio of Investments - September 30, 2008 (unaudited)

	Number of Shares	Market Value
COMMON STOCKS: 93.1% of net assets

CONSUMER DISCRETIONARY:
Brown-Forman Corp. - Class B	43,840	$3,148,150
CarMax Inc.*	122,089	1,709,246
Mohawk Industries Inc.*	76,505	5,155,672
Starbucks Corp.*	173,245	2,576,153
Tiffany & Company	71,258	2,531,084
Wynn Resorts Ltd*	22,579	1,843,350

CONSUMER STAPLES:
Clorox Co.	78,694	4,933,327

ENERGY:
Unit Corp.*	53,355	2,658,146

FINANCIAL SERVICES:
Brookfield Asset Management Inc.	144,791	3,973,065
Leucadia National Corp.	63,845	2,901,117
SEI Investments Co.	172,384	3,826,925
Synovous Financial Corp.	149,729	1,549,695

HEALTH CARE:
Charles River Laboratories, Inc.*	51,060	2,835,362
Laboratory Corp of America Holdings*	58,364	4,056,298
Millipore Corp.*	40,585	2,792,248
Techne Corp.*	33,974	2,450,205
Zimmer Holdings Inc.	46,810	3,022,054

INDUSTRIAL:
Autoliv Inc.	89,634	3,025,147
Dun & Bradstreet Corp.	40,650	3,835,734
Expeditors International of Washington Inc.	78,870	2,747,831
General Cable Corp.*	40,955	1,459,227
Iron Mountain*	145,302	3,546,822
Jacobs Engineering Group Inc.*	42,060	2,284,278
Kaydon Corp.	43,570	1,963,264
Waste Management, Inc.	90,920	2,863,071

INSURANCE:
Brown & Brown, Inc.	153,267	3,313,632
Markel Corp.*	15,157	5,327,685
OdysseyRe Holdings Corp.	76,345	3,343,911

MATERIALS:
IDEX Corp.	91,904	2,850,862
Martin Marietta Materials	29,873	3,345,179

MEDIA & ENTERTAINMENT:
International Game Technology	206,439	3,546,622
Liberty Global Inc. - Series C*	138,585	3,892,853

TECHNOLOGY:
Fiserv Inc.*	90,816	4,297,413
Total System Services Inc.	144,427	2,368,603
Zebra Technologies Corp. - Class A*	115,113	3,205,897

UTILITIES:
Covanta Holding Corp.*	128,839	3,084,406
Mirant Corp.*	112,208	2,052,284

TOTAL COMMON STOCKS (Cost $123,543,279)		$114,316,818

REPURCHASE AGREEMENT: 8.9% of net assets
With U.S. Bank National Association issued 9/30/08 at 0.5%, due
10/01/08, collateralized by $11,175,179 in United States Treasury Notes
due 9/1/18. Proceeds at maturity are $10,955,940 (Cost $10,955,788)		10,955,788

TOTAL INVESTMENTS: 102.0% of net assets (Cost $134,499,067)		$125,272,606

LIABILITIES LESS CASH AND RECEIVABLES: (2.0%) of net assets		(2,437,691)

NET ASSETS: 100.00%		$122,834,915

*Non-income producing

Valuation Measurements: Various inputs are used in determining the value of the Funds' investments and other financial instruments.
These inputs are summarized in the three broad levels listed below.

Level 1: Quoted prices in active markets for identical securities

Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3: Significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds' assets as of September 30, 2008 (unaudited):

Valuation Inputs	Investments in Securities
Level 1: Quoted Prices		114,316,818
Level 2: Other significant observable inputs		10,955,788
Level 3: Significant unobservable inputs		0
	Total	125,272,606

Madison Mosaic Equity Trust -- Investors Fund

Portfolio of Investments - September 30, 2008 (unaudited)

	Number of Shares	Market Value
COMMON STOCKS: 98.7% of net assets

CONSUMER DISCRETIONARY:
Best Buy Co., Inc.	26,880	$1,008,000
Johnson Controls, Inc.	41,455	1,257,330
Staples Inc.	33,214	747,315
Target Corp.	28,130	1,379,777

CONSUMER STAPLES:
Coca-Cola Co.	24,658	1,303,915
Diageo PLC - ADR	13,250	912,395
Walgreen Co.	45,142	1,397,596

ENERGY:
Schlumberger Ltd.	9,865	770,358

FINANCIAL SERVICES:
American Express Co.	23,310	825,873
Franklin Resources	8,795	775,103
State Street Corp.	16,900	961,272
Wells Fargo & Co.	31,713	1,190,189

HEALTH CARE:
Charles River Laboratories, Inc.*	15,163	842,001
Johnson & Johnson	17,189	1,190,854
Medtronic Inc.	24,289	1,216,879
Millipore Corp.*	14,103	970,286
Novartis AG - ADR	25,958	1,371,620
Quest Diagnostics Inc.	21,525	1,112,197
Zimmer Holdings Inc.*	17,731	1,144,714

INDUSTRIAL:
3M Company	18,831	1,286,346
ABB Ltd - ADR	44,465	862,621
Dover Corp.	22,123	897,088
General Electric Co.	47,942	1,222,521
Jacobs Engineering Group Inc.*	15,985	868,145
United Parcel Service - Class B	17,684	1,112,147

INSURANCE:
Aflac Inc.	14,561	855,459
Berkshire Hathaway Inc.- Class B*	376	1,652,520
Markel Corp.	2,946	1,035,519

MEDIA & ENTERTAINMENT:
Comcast Corp. - Special Class A*	81,665	1,610,434

TECHNOLOGY:
Cisco Systems, Inc.*	78,184	1,763,831
EMC Corp.	54,470	651,461
Fiserv Inc.*	25,471	1,205,288
Google Inc.- Class A*	3,070	1,229,596
Microsoft Corp.	62,989	1,681,177

TOTAL COMMON STOCKS (Cost $40,889,783)		$38,311,827

REPURCHASE AGREEMENT: 0.6% of net assets
With U.S. Bank National Association issued 9/30/08 at 0.5%, due
10/01/08, collateralized by $250,209 in United States Treasury Notes
due 9/1/18. Proceeds at maturity are $245,300 (Cost $245,296)		245,296

TOTAL INVESTMENTS: 99.3% of net assets (Cost $41,135,079)		$38,557,123

CASH AND RECEIVABLES LESS LIABILITIES: 0.7% of net assets		256,112

NET ASSETS: 100.00%		$38,813,235

*Non-income producing

Valuation Measurements: Various inputs are used in determining the value of the Funds' investments and other financial instruments.
These inputs are summarized in the three broad levels listed below.

Level 1: Quoted prices in active markets for identical securities

Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3: Significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds' assets as of September 30, 2008 (unaudited):

Valuation Inputs	Investments in Securities
Level 1: Quoted Prices		38,311,827
Level 2: Other significant observable inputs		245,296
Level 3: Significant unobservable inputs		0
	Total	38,557,123

Madison Mosaic Equity Trust -- Balanced Fund

Portfolio of Investments - September 30, 2008 (unaudited)

	Number of Shares	Market Value
COMMON STOCKS: 62.3% of net assets

CONSUMER DISCRETIONARY:
Best Buy Co., Inc.	5,340	$200,250
Johnson Controls, Inc.	8,300	251,739
Staples Inc.	6,265	140,962
Target Corp.	5,275	258,739

CONSUMER STAPLES:
Coca-Cola Co.	4,775	252,502
Diageo PLC - ADR	2,705	186,266
Walgreen Co.	8,850	273,996

ENERGY:
Schlumberger Ltd.	1,870	146,028

FINANCIAL SERVICES:
American Express Co.	3,795	134,457
Franklin Resources	1,820	160,397
State Street Corp.	3,090	175,759
Wells Fargo & Co.	6,245	234,375

HEALTH CARE:
Charles River Laboratories, Inc.*	2,960	164,369
Johnson & Johnson	3,530	244,558
Medtronic Inc.	4,905	245,741
Millipore Corp.*	2,760	189,888
Novartis AG - ADR	5,130	271,069
Quest Diagnostics Inc.	4,345	224,506
Zimmer Holdings Inc.*	3,301	213,113

INDUSTRIAL:
3M Company	3,695	252,405
ABB Ltd - ADR	8,495	164,803
Dover Corp.	4,610	186,936
General Electric Co.	9,327	237,838
Jacobs Engineering Group Inc.*	3,105	168,633
United Parcel Service - Class B	3,625	227,976

INSURANCE:
Aflac Inc.	2,900	170,375
Berkshire Hathaway Inc.- Class B*	77	338,415
Markel Corp.	549	192,974

MEDIA & ENTERTAINMENT:
Comcast Corp. - Special Class A*	15,427	304,220

TECHNOLOGY:
Cisco Systems, Inc.*	16,085	362,878
EMC Corp.	11,095	132,696
Fiserv Inc.*	4,840	229,029
Google Inc. Class A*	582	233,103
Microsoft Corp.	12,805	341,765

TOTAL COMMON STOCKS (Cost $7,690,949)		$7,512,760

	Principal Amount
DEBT INSTRUMENTS: 33.4% of net assets

CORPORATE OBLIGATIONS:

BANKS:
Wachovia Corp., 5.25%, 8/1/14	$125,000	$ 76,734

COMPUTERS & PERIPHERAL:
Hewlett-Packard Co., 4.5%, 3/1/13	100,000	96,182

CONSUMER GOODS:
Costco Wholesale Corp., 5.3%, 3/15/12	100,000	102,388
Wal-Mart Stores, Inc., 4.75%, 8/15/10	150,000	154,796

CONSUMER STAPLES:
Kraft Foods, Inc., 5.625%, 11/1/11	100,000	100,443
Sysco Corp. 5.25%, 2/12/18	100,000	98,192

ENERGY:
Valero Energy Corp., 6.875%, 4/15/12	150,000	154,146

FINANCIALS:
American Express, 4.875%, 7/15/13	150,000	134,047
Goldman Sachs, 7.35%, 10/1/09	180,000	174,566
International Lease Finance, 4.875%, 9/1/10	200,000	144,710

HEALTH CARE:
Abbot Laboratories, 5.6%, 11/30/17	125,000	121,377
UnitedHealth Group, 5%, 8/15/14	175,000	159,658

INDUSTRIAL:
United Parcel, 5.5%, 1/15/18	100,000	98,883

MEDIA & ENTERTAINMENT:
Comcast Cable, 6.2%, 11/15/08	200,000	200,277

TECHNOLOGY:
Cisco Systems, Inc., 5.25%, 2/22/11	100,000	102,140
Oracle Corp., 4.95%, 4/15/13	100,000	99,778

TELECOMMUNICATIONS:
AT & T Broadband, 8.375%, 3/15/13	150,000	157,464
Verizon New England, 6.5%, 9/15/11	150,000	148,805

US TREASURY & AGENCY OBLIGATIONS:
Fannie Mae, 6.625%, 11/15/10	200,000	214,310
Fannie Mae, 4.875%, 5/18/12	150,000	155,922
Fannie Mae, 4.625%, 10/15/13	125,000	128,824
Federal Home Loan Bank, 4.375% 9/17/10	200,000	204,040
Federal Home Loan Bank, 5.5% 8/13/14	150,000	158,142
Freddie Mac, 4.875%, 11/15/13	150,000	156,256
US Treasury Note, 3.125%, 10/15/08	75,000	75,041
US Treasury Note, 5.125%, 6/30/11	480,000	518,063
US Treasury Note, 4.25%, 11/15/17	100,000	103,672

TOTAL DEBT INSTRUMENTS (Cost $4,131,382)		$4,038,856

REPURCHASE AGREEMENT: 4.7% of net assets
With U.S. Bank National Association issued 9/30/08 at 0.5%, due
10/01/08, collateralized by $572,393 in United States Treasury Notes
due 9/1/18. Proceeds at maturity are $561,164 (Cost $561,156)		561,156

TOTAL INVESTMENTS: 100.4% of net assets (Cost $12,383,487)		$12,112,772

LIABILITIES LESS CASH AND RECEIVABLES: (0.4%) of net assets		(45,705)

NET ASSETS: 100.00%		$12,067,067

*Non-income producing

Valuation Measurements: Various inputs are used in determining the value of the Funds' investments and other financial instruments.
These inputs are summarized in the three broad levels listed below.

Level 1: Quoted prices in active markets for identical securities

Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3: Significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds' assets as of September 30, 2008 (unaudited):

Valuation Inputs	Investments in Securities
Level 1: Quoted Prices		7,512,760
Level 2: Other significant observable inputs		4,600,012
Level 3: Significant unobservable inputs		0
	Total	12,112,772

Madison Mosaic Equity Trust -- Disciplined Equity Fund

Portfolio of Investments - September 30, 2008 (unaudited)

	Number of Shares	Market Value
COMMON STOCKS: 97.0% of net assets

CONSUMER DISCRETIONARY:
Best Buy Co., Inc.	1,475	$ 55,313
Brown-Forman Corp. Class B	650	46,676
Johnson Controls, Inc.	2,215	67,181
Staples Inc.	2,000	45,000
Target Corp.	1,400	68,670

CONSUMER STAPLES:
Clorox Co.	1,275	79,930
Coca-Cola Co.	1,345	71,124
Diageo Ltd - ADR	565	38,906
Procter & Gamble	1,100	76,659
Unilever NV	2,260	63,641
Walgreen Co.	2,325	71,982

ENERGY:
Apache Corp.	385	40,148
Chevron Corp.	1,250	103,100
ConocoPhillips Inc.	1,425	104,381
Exxon Mobil Corp.	1,220	94,745
Schlumberger Ltd.	1,070	83,556
Transocean Inc.	465	51,076
XTO Energy Inc.	1,310	60,941

FINANCIAL SERVICES:
American Express Co.	1,680	59,522
Brookfield Asset Management Inc.	1,500	41,160
Franklin Resources	700	61,691
Goldmans Sachs Group Inc.	400	51,200
Marshall & Isley Corp.	2,745	55,312
State Street Corp.	1,150	65,412
Wells Fargo & Co.	1,565	58,734

HEALTH CARE:
Charles River Laboratories, Inc.*	850	47,200
Johnson & Johnson	700	48,496
Medtronic, Inc.	1,655	82,916
Millipore Corp.*	650	44,720
Novartis AG - ADR	1,875	99,075
Quest Diagnostics Inc.	1,350	69,755
Zimmer Holdings Inc.*	1,172	75,664

INDUSTRIAL:
3M Company	1,325	90,511
ABB Ltd - ADR	2,855	55,387
Dover Corp.	1,475	59,811
General Electric Co.	3,580	91,290
Jacobs Engineering Group Inc.*	1,105	60,013
United Parcel Service - Class B	1,125	70,751

INSURANCE:
Aflac Inc.	665	39,069
Berkshire Hathaway Inc.- Class B*	21	92,295
Markel Corp.*	172	60,458

MATERIALS:
Ball Corp.	1,225	48,375
Valspar Corp.	3,260	72,665

MEDIA & ENTERTAINMENT:
Comcast Corp. - Special Class A*	3,232	63,735

TECHNOLOGY:
Cisco Systems, Inc.*	7,650	172,584
EMC Corp.	4,095	48,976
Fiserv Inc.*	1,830	86,596
Google Inc. - Class A*	234	93,722
International Business Machines Corp.	550	64,328
Microsoft Corp.	5,950	158,805

TELECOMMUNICATIONS:
AT & T	2,000	55,840
America Movil-ADR	1,280	59,341

UTILITIES:
Entergy Corp.	660	58,747
National Grid PLC - ADR	915	58,761

TOTAL COMMON STOCKS (Cost $3,909,259)		$ 3,745,946

REPURCHASE AGREEMENT: 2.5% of net assets
With U.S. Bank National Association issued 9/30/08 at 0.5%, due
10/01/08, collateralized by $96,719 in United States Treasury Notes
due 9/1/18. Proceeds at maturity are $94,822 (Cost $94,820)		94,820

TOTAL INVESTMENTS: 99.5% of net assets (Cost $4,004,079)		$ 3,840,766

CASH AND RECEIVABLES LESS LIABILITIES: 0.5% of net assets		17,511

NET ASSETS: 100.00%		$ 3,858,277

*Non-income producing

Valuation Measurements: Various inputs are used in determining the value of the Funds' investments and other financial instruments.
These inputs are summarized in the three broad levels listed below.

Level 1: Quoted prices in active markets for identical securities

Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3: Significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds' assets as of September 30, 2008 (unaudited):

Valuation Inputs	Investments in Securities
Level 1: Quoted Prices		$3,745,946
Level 2: Other significant observable inputs		$94,820
Level 3: Significant unobservable inputs		0
	Total	$3,840,766

Madison Mosaic Equity Trust -- Madison Institutional Equity Option Fund

Portfolio of Investments - September 30, 2008 (unaudited)

	Number of Shares	Market Value
COMMON STOCKS: 107.5% of net assets

CONSUMER DISCRETIONARY:
American Eagle Outfitters, Inc.	22,600	$ 344,650
Bed Bath & Beyond Inc.*	4,900	153,909
Best Buy Co., Inc.	3,500	131,250
Coach Inc.*	7,600	190,304
Kohl's Corp.*	4,500	207,360
Lowe's Companies, Inc.	12,600	298,494
Office Depot, Inc.*	15,000	87,300
Starbucks Corp.*	20,000	297,400
Target Corp.	6,900	338,445
William-Sonoma, Inc.	10,000	161,800

CONSUMER SERVICES:
eBay Inc.*	11,000	246,180
Garmin, Ltd.	4,700	159,518
Google Inc.- Class A*	500	200,260
Intuit Inc.*	12,300	388,803

ENERGY:
Apache Corp.	3,000	312,840
Schlumberger Ltd.	2,500	195,225
XTO Energy Inc.	4,500	209,340

EXCHANGE TRADED FUND:
Powershares QQQ	7,000	272,370

FINANCIALS:
Affiliated Managers Group, Inc.*	3,000	248,550
Bank of America Corp.	2,550	89,250
Capital One Financial Corp.	8,400	428,400
Citigroup, Inc.	9,500	194,845
Marshall & Isley Corp.	13,000	261,950
Merrill Lynch & Co., Inc.	6,200	156,860
Morgan Stanley & Co.	8,000	184,000
Wells Fargo & Co.	10,000	375,300

HEALTH CARE:
Amgen Inc.*	6,400	379,328
Biogen Idec*	5,000	251,450
Genzyme Corp.*	3,600	291,204
Mylan Inc.*	20,000	228,400
Pfizer, Inc.	14,000	258,160
UnitedHealth Group	8,900	225,971

INSURANCE:
MGIC Investment Corp.*	9,000	63,270

SOFTWARE:
Symantec Corp.*	3,000	58,740

TECHNOLOGY:
Altera Corp.	6,000	124,080
Cisco Systems, Inc.*	17,000	383,520
Dell Inc.*	10,000	164,800
EMC Corp.	21,500	257,140
Flextronics International Ltd.*	29,000	205,320
Linear Technology Corp.	7,500	229,950
Xilinx, Inc.	9,000	211,050
Zebra Technologies Corp. - Class A*	5,900	164,315

TOTAL COMMON STOCKS (Cost $13,656,039)		$ 9,631,301

* Non-income producing

	Contracts (100 shares per contract)	Expiration Date	Exercise Price	Market Value
CALL OPTIONS WRITTEN:
Affiliated Managers Group, Inc.	30	January 2009	110.00	$ 4,200
Altera Corp.	60	January 2009	20.00	14,850
American Eagle Outfitters, Inc.	126	January 2009	17.50	13,545
Amgen Inc.	64	January 2009	50.00	72,640
Apache Corp.	18	October 2008	115.00	4,005
Apache Corp.	12	October 2008	120.00	1,500
Bank of America Corp.	25	November 2008	27.50	22,813
Bed Bath & Beyond Inc.	49	January 2009	30.00	18,865
Best Buy Inc.	15	December 2008	50.00	337
Best Buy Inc.	20	January 2009	50.00	750
Biogen Idec	50	January 2009	60.00	10,375
Capital One Financial Corp.	84	January 2009	45.00	99,540
Citigroup Inc.	50	December 2008	20.00	15,750
Coach Inc.	76	February 2009	30.00	12,920
Dell Inc.	100	November 2008	25.00	250
eBay Inc.	50	October 2008	30.00	125
Flextronics International Ltd.	90	January 2009	12.50	855
Garmin Ltd	47	October 2008	45.00	353
Genzyme Corp.	36	January 2009	72.50	42,840
Google, Inc.	5	December 2008	460.00	11,600
Intuit Inc.	50	October 2008	30.00	10,875
Intuit Inc.	73	January 2009	30.00	26,645
Kohl's Corp.	45	January 2009	45.00	27,000
Linear Technology Corp.	75	January 2009	30.00	21,187
Lowe's Companies, Inc.	100	January 2009	22.50	33,500
Lowe's Companies, Inc.	26	April 2009	27.50	5,265
MGIC Investment Corp.	90	December 2008	7.50	11,925
Marshall & Ilsley Corp.	50	December 2008	17.50	23,000
Marshall & Ilsley Corp.	50	January 2009	17.50	24,250
Morgan Stanley & Co.	40	January 2009	50.00	200
Mylan Inc.	50	January 2009	12.50	4,875
Mylan Inc.	20	January 2009	15.00	600
Office Depot, Inc.	150	January 2009	15.00	750
Pfizer, Inc.	140	December 2008	20.00	7,140
Powershares QQQ	20	November 2008	44.00	1,020
Schlumberger Ltd.	15	November 2008	90.00	3,975
Starbucks Corp.	84	January 2009	17.50	6,090
Starbucks Corp.	116	January 2009	22.50	1,102
Symantec Corp.	30	January 2009	20.00	4,650
Target Corp.	36	October 2008	55.00	1,908
Target Corp.	33	January 2009	52.50	12,210
UnitedHealth Group	89	March 2009	30.00	16,465
Wells Fargo & Co.	100	January 2009	30.00	95,500
Xilinx, Inc.	90	January 2009	25.00	11,925
XTO Energy Inc.	45	November 2008	55.00	7,650

TOTAL CALL OPTIONS WRITTEN (Premiums Received $757,703)				$ 707,820

SHORT-TERM INVESTMENTS:

REPURCHASE AGREEMENT:
With U.S. Bank National Association issued 9/30/08 at 0.5%, due
10/01/08, collateralized by $43,260 in United States Treasury Notes
due 9/1/18. Proceeds at maturity are $42,411 (Cost $42,411)	42,411

TOTAL INVESTMENTS: 108% of net assets (Cost $13,698,450)	$ 9,673,712

LIABILITIES LESS CASH AND OTHER ASSETS: (0.1%)	(5,653)
Total Call Options Written - (7.9%)	(707,820)

NET ASSETS: 100%	$ 8,960,239

Valuation Measurements: Various inputs are used in determining the value of the Funds' investments and other financial instruments.
These inputs are summarized in the three broad levels listed below.

Level 1: Quoted prices in active markets for identical securities

Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3: Significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds' assets as of September 30, 2008 (unaudited):

Valuation Inputs	Securities	Derivatives**	Total
Assets:
Level 1: Quoted Prices	9,631,301	0	9,631,301
Level 2: Other significant observable inputs	42,411	0	42,411
Level 3: Significant unobservable inputs	0	0	0
Total	9,673,712	0	9,673,712
Liabilities:
Level 1: Quoted Prices	0	707,820	707,820
Level 2: Other significant observable inputs	0	0	0
Level 3: Significant unobservable inputs	0	0	0
Total	0	707,820	707,820

**Consists of call options written

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer determined that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") are effective, based on their evaluation of these controls and procedures within 90 days of the date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.  There were no significant changes in the Trust’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison Mosaic Equity Trust

By: (signature)

W. Richard Mason, Secretary

Date: November 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (signature)

Katherine L. Frank, Chief Executive Officer

Date:  November 19, 2008

By:  (signature)

Greg Hoppe, Chief Financial Officer

Date: November 19, 2008